Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
BALANCE at Dec. 31, 2016	$ 3,761	$ 14,674	$ 62,717	$ (866)	$ (7,728)	$ 72,558
Net income			3,846			3,846
Other comprehensive income (loss)				742		742
Sale of treasury shares		9			18	27
Stock option expenses		100				100
Cash dividends declared			(1,569)			(1,569)
BALANCE at Dec. 31, 2017	3,761	14,783	64,994	(124)	(7,710)	75,704
Net income			8,220			8,220
Other comprehensive income (loss)				(1,616)		(1,616)
Sale of treasury shares		12			27	39
Stock option expenses		165				165
Cash dividends declared			(1,568)			(1,568)
Reclassification for accounting change			24	(24)
BALANCE at Dec. 31, 2018	3,761	14,960	71,670	(1,764)	(7,683)	80,944
Net income			10,661			10,661
Other comprehensive income (loss)				4,636		4,636
Sale of treasury shares		25			46	71
Stock option expenses		266				266
Cash dividends declared			(1,702)			(1,702)
Repurchase of 4,220 shares					(95)	(95)
BALANCE at Dec. 31, 2019	$ 3,761	$ 15,251	$ 80,629	$ 2,872	$ (7,732)	$ 94,781